Summary of Significant Accounting Policies - Additional Information (Details)						3 Months Ended	12 Months Ended
	Jan. 01, 2021 Facility	Aug. 28, 2019 Facility	Aug. 01, 2019 Facility	Dec. 27, 2018	Oct. 01, 2018	Mar. 31, 2021 USD ($) Facility agreement	Dec. 31, 2020 USD ($) Facility	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015 Facility agreement	Apr. 15, 2019 Facility	Mar. 31, 2019 USD ($)	Mar. 01, 2019 Facility	Jan. 01, 2019
Significant Accounting Policies
Number of facilities | Facility						24	24
Number of sublease agreements executed, owned by company						10	10
Number of sublease agreements executed, leased by company	1					8	9
Number of assisted living facilities | Facility						2	2
Number of managed skilled nursing facilities | Facility	2					2	2
Number of managed Independent living facilities | Facility						1	1
Expected monthly rental receipts from tenants received						97.00%	82.00%
Reverse stock split ratio				0.0833
Number of owned skilled nursing facilities sold | Facility		1	3
Maximum penalty for service contract nonperformance						$ 50,000		$ 50,000
Outstanding amount of management contract							$ 100,000
Receivables, estimated allowance for uncollectible accounts						72,000	1,381,000
Accounts receivable, net of allowance						1,851,000	2,100,000	1,000,000
Right-of-use operating lease assets						32,811,000	33,740,000	37,287,000					$ 39,800,000
Operating lease obligation						$ 34,978,000	$ 35,884,000	39,262,000					$ 41,500,000
Weighted average discount rate						7.98%	7.98%						7.98%		7.98%
Other liabilities						$ 1,439,000	$ 1,365,000	1,078,000
Lease security deposit							300,000
Prepaid expenses and other						900,000	400,000	$ 200,000
Intrinsic value						$ 0	$ 0
Federal income tax at statutory rate							21.00%	21.00%	21.00%	35.00%
Stock options
Significant Accounting Policies
Weighted average contractual terms						3 years 3 months 18 days	3 years 6 months
Warrant
Significant Accounting Policies
Weighted average contractual terms						2 years 8 months 12 days	3 years
Previously Reported
Significant Accounting Policies
Prepaid expenses and other							$ 300,000
Directors and Officers
Significant Accounting Policies
Increase in Prepaid expenses and other							$ 100,000
Lease-Related Intangible Asset
Significant Accounting Policies
Estimated remaining useful life							7 years
Intangible Assets-bed licenses
Significant Accounting Policies
Estimated remaining useful life							25 years
Patient Care Receivables
Significant Accounting Policies
Receivables, estimated allowance for uncollectible accounts						$ 100,000	$ 1,400,000	$ 600,000
Georgia | Triple-Net Leased Properties
Significant Accounting Policies
Number of facilities for which rent revenues were recorded on cash basis | Facility							2
North Carolina | Triple-Net Leased Properties
Significant Accounting Policies
Number of facilities for which rent revenues were recorded on cash basis | Facility														1
Property Held for Sale | Triple-Net Leased Properties
Significant Accounting Policies
Number of facilities for which rent revenues were recorded on cash basis | Facility												4
Subsequent Event
Significant Accounting Policies
Number of subleased facilities | Facility	1
Series A Preferred Stock
Significant Accounting Policies
Preferred stock, fixed interest rate (percentage)					108.75%		10.875%
Third Party Operators
Significant Accounting Policies
Number of management agreements | agreement											1
Number of skilled nursing facilities | Facility											2
Number of independent living facilities | Facility											1